================================================================================

                         CENTRAL SECURITIES CORPORATION

                                   ----------

                         INTERIM REPORT TO STOCKHOLDERS

                              AS OF MARCH 31, 2003

================================================================================

To the Stockholders of

      CENTRAL SECURITIES CORPORATION:

      Financial data for the quarter ended March 31, 2003 and other pertinent information prepared by management without audit by independent auditors are submitted herewith.

       Comparative net assets are as follows:

                                                     Mar. 31, 2003    Dec. 31, 2002    Mar. 31, 2002
                                                     -------------    -------------    -------------
Net assets ........................................   $349,194,110     $361,942,568     $541,877,179
Net assets per share of Common Stock ..............          18.18            18.72            28.74
      Shares of Common Stock outstanding ..........     19,207,784       19,337,284       18,854,499

      Comparative operating results are as follows:

                                                                     Three months ended March 31,
                                                                     ----------------------------
                                                                         2003            2002
                                                                         ----            ----
Net investment income ............................................   $    880,683    $    963,277
   Per share of Common Stock .....................................            .05*            .05*
Net realized gain on sale of investments .........................      5,410,861      18,139,858
Decrease in net unrealized appreciation of investments ...........    (17,010,940)    (15,578,590)
Increase (decrease) in net assets resulting from operations ......    (10,719,396)      3,524,545

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*     Per-share   data  are  based  on  the  average  number  of  Common  shares outstanding during the three-month period.

                                   ----------

      The annual meeting of stockholders of the Corporation was held on March 12, 2003 with 94% of Common shares being represented. At the meeting the Board of Directors was reelected and the selection of KPMG LLP as auditors of the Corporation for the year 2003 was ratified. Detailed information will be published in the June 30, 2003 Semi-Annual Report.

      In the quarter ended March 31, 2003 the Corporation repurchased 129,500 shares of its Common Stock at an average price per share of $15.67. These shares were purchased on the American Stock Exchange. The Corporation may from time to time purchase Common Stock in such amounts and at such prices as the Board of Directors may deem advisable in the best interests of stockholders.

      Stockholders' inquiries are welcome.

                                           CENTRAL SECURITIES CORPORATION

                                              WILMOT H. KIDD, President


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

                          PRINCIPAL PORTFOLIO CHANGES*
                           January 1 to March 31, 2003
                    (Common Stock unless specified otherwise)

                                                     Number of Shares
                                           -------------------------------------
                                                                         Held
                                                                       March 31,
                                           Purchased       Sold          2003
                                           ---------       ----          ----
American International Group, Inc. ......   100,000                     100,000
Analog Devices, Inc. ....................                 50,000        550,000
ArvinMeritor, Inc. ......................    60,000                     580,000
AT&T Wireless Services, Inc. ............                200,000             --
Duke Energy Corporation .................    10,000                     110,000
HSBC Holdings plc .......................    53,500(a)                   53,500
Household International, Inc. ...........                200,000(b)          --
Intel Corporation .......................                 10,000      1,110,000
Marsh & McLennan Companies, Inc. ........    50,000                      50,000
Murphy Oil Corporation ..................                120,000        300,000
PartnerRe Ltd. ..........................                 50,000             --
ProBusiness Services, Inc. ..............                240,000             --
Schering-Plough Corporation .............   140,000                     300,000
The TriZetto Group, Inc. ................   470,000                     900,000

----------
*     Excludes "Other Investments".

(a)   Received in exchange for 100,000 shares of Household International, Inc.

(b)   100,000 shares exchanged for 53,500 shares of HSBC Holdings plc.

                             TEN LARGEST INVESTMENTS

                                                             March 31, 2003
                                                  -----------------------------------
                                                                              % of      Year First
                                                   Cost         Value      Net Assets    Acquired
                                                   ----         -----      ----------    --------
                                                       (millions)
 The Plymouth Rock Company, Inc. ...............  $ 2.2         $42.0        12.0%         1982
 American Management Systems, Inc. .............   22.2          19.6         5.6          1984
 Intel Corporation .............................     .5          18.1         5.2          1986
 Analog Devices, Inc. ..........................     .7          15.1         4.3          1990
 Capital One Financial Corporation .............    2.5          15.0         4.3          1994
 Brady Corporation .............................    2.4          14.7         4.2          1984
 Murphy Oil Corporation ........................    3.1          13.3         3.8          1974
 SunGard Data Systems, Inc. ....................    6.7          12.6         3.6          1999
 The Bank of New York Company, Inc. ............    4.4          12.3         3.5          1993
 Flextronics International, Ltd. ...............    4.4          11.8         3.4          1996


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

                               BOARD OF DIRECTORS

DONALD G. CALDER                                      DUDLEY D. JOHNSON
     President                                             President
     G. L. Ohrstrom & Co., Inc.                            Young & Franklin Inc.
     New York, NY                                          Liverpool, NY


JAY R. INGLIS                                         WILMOT H. KIDD
     Executive Vice President                              President
     National Marine Underwriters, Inc.
     New York, NY

                              C. CARTER WALKER, JR.
                                 Washington, CT

                                    OFFICERS

                    WILMOT H. KIDD, President
                    CHARLES N. EDGERTON, Vice President and Treasurer MARLENE A. KRUMHOLZ, Secretary

                                     OFFICE

                       375 Park Avenue, New York, NY 10152
                                  212-688-3011
                            www.centralsecurities.com

                    CUSTODIAN

                       UMB Bank, N.A.
                          P.O. Box 419226, Kansas City, MO 64141-6226

                    TRANSFER AGENT AND REGISTRAR

                       EquiServe Trust Company
                          P. O.  Box  43069,  Providence,  RI  02940-3069
                          781-575-2724
                          www.equiserve.com

                    INDEPENDENT AUDITORS

                       KPMG LLP
                          757 Third Avenue, New York, NY 10017


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